COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Dec. 31, 2020 USD ($)
COMMITMENTS AND CONTINGENCIES
Number of homes agreed to purchase	1,742
Aggregate purchase price	$ 466.4